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                                   May 6, 1999

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      THE WEISS FUND, FILE NOS. 33-95688, 811-09084

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), please accept this letter as certification on behalf of the above-named Registrant (the "Trust") that the form of Prospectus and Statement of Additional Information relating to Weiss Treasury Only Money Market Fund that the Trust would have filed pursuant to Rule 497(c) under the Act, in connection with the filing on April 29, 1999 pursuant to Rule 485(b) under the Act of Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A ("PEA7"), would not have differed from those contained in PEA7. PEA7 was filed electronically on April 29, 1999.

         No fees are required in connection with this filing. Please contact me at (617) 728-7174 or Joseph R. Fleming, Esq. at (617) 728-7161 with any comments or questions concerning this Amendment.
                                                     Very truly yours,


                                                     /S/ Tracy M. Soehle

cc:  Joseph R. Fleming, Esq.